Leases - Sale leaseback arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Interest on financial obligations	$ 23,726	$ 24,151
Depreciation on financed property, plant and equipment	17,145	17,715
Total costs associated with failed sale leaseback arrangements	$ 40,871	$ 41,866